Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current liabilities
Seclude of other non-current liabilities

	As of December 31,
in 000€	2023	2022	2021
Advances received on contracts	—	—	1,500
Provisions	1,430	1,611	667
Other	315	—	—
Total	1,745	1,611	2,167